Policyholder Liabilities - Account Balances by Guaranteed Minimum Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Other	$ 58,781,836	$ 62,614,822
Fixed Index Annuities
Policyholder Account Balance [Line Items]
Other	53,826,234	55,003,305	$ 53,612,622
Allocated to index strategies	45,550,513	47,058,839
Fixed Index Annuities | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	$ 1,184,711	$ 723,020
Fixed Index Annuities | 0.00% - 0.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.00%	0.00%
Fixed Index Annuities | 0.00% - 0.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.50%	0.50%
Fixed Index Annuities | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	$ 5,857,020	$ 5,886,524
Fixed Index Annuities | 0.50% - 1.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.50%	0.50%
Fixed Index Annuities | 0.50% - 1.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.00%	1.00%
Fixed Index Annuities | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	$ 60,977	$ 66,886
Fixed Index Annuities | 1.00% - 1.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.00%	1.00%
Fixed Index Annuities | 1.00% - 1.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.50%	1.50%
Fixed Index Annuities | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	$ 57	$ 84
Fixed Index Annuities | 1.50% - 2.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.50%	1.50%
Fixed Index Annuities | 1.50% - 2.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.00%	2.00%
Fixed Index Annuities | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	$ 233,272	$ 256,140
Fixed Index Annuities | 2.00% - 2.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.00%	2.00%
Fixed Index Annuities | 2.00% - 2.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.50%	2.50%
Fixed Index Annuities | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	$ 939,684	$ 1,011,812
Fixed Index Annuities | 2.50% - 3.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.50%	2.50%
Fixed Index Annuities | 2.50% - 3.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	3.00%	3.00%
Fixed Index Annuities | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	$ 0	$ 0
Fixed Index Annuities | Greater than 3.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	3.00%	3.00%
Fixed Index Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Other	$ 3,546,181	$ 3,222,773
Fixed Index Annuities | At guaranteed minimum | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | At guaranteed minimum | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	2,421,795	2,020,896
Fixed Index Annuities | At guaranteed minimum | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	51,586	55,375
Fixed Index Annuities | At guaranteed minimum | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	57	0
Fixed Index Annuities | At guaranteed minimum | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	133,059	134,690
Fixed Index Annuities | At guaranteed minimum | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	939,684	1,011,812
Fixed Index Annuities | At guaranteed minimum | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | 1 to 50
Policyholder Account Balance [Line Items]
Other	1,670,284	1,799,455
Fixed Index Annuities | 1 to 50 | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	462,356	284,190
Fixed Index Annuities | 1 to 50 | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	1,098,332	1,383,008
Fixed Index Annuities | 1 to 50 | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	9,391	10,874
Fixed Index Annuities | 1 to 50 | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	0	84
Fixed Index Annuities | 1 to 50 | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	100,205	121,299
Fixed Index Annuities | 1 to 50 | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | 1 to 50 | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | 51 to 150
Policyholder Account Balance [Line Items]
Other	2,666,426	2,728,765
Fixed Index Annuities | 51 to 150 | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	407,426	305,770
Fixed Index Annuities | 51 to 150 | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	2,258,992	2,422,207
Fixed Index Annuities | 51 to 150 | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	0	637
Fixed Index Annuities | 51 to 150 | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | 51 to 150 | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	8	151
Fixed Index Annuities | 51 to 150 | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | 51 to 150 | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | Greater than 150 basis points above
Policyholder Account Balance [Line Items]
Other	392,830	193,473
Fixed Index Annuities | Greater than 150 basis points above | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	314,929	133,060
Fixed Index Annuities | Greater than 150 basis points above | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	77,901	60,413
Fixed Index Annuities | Greater than 150 basis points above | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | Greater than 150 basis points above | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | Greater than 150 basis points above | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | Greater than 150 basis points above | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Index Annuities | Greater than 150 basis points above | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities
Policyholder Account Balance [Line Items]
Other	6,589,577	6,860,060	$ 5,083,537
Fixed Rate Annuities | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	$ 61	$ 108
Fixed Rate Annuities | 0.00% - 0.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.00%	0.00%
Fixed Rate Annuities | 0.00% - 0.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.50%	0.50%
Fixed Rate Annuities | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	$ 4,961,020	$ 537,663
Fixed Rate Annuities | 0.50% - 1.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	0.50%	0.50%
Fixed Rate Annuities | 0.50% - 1.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.00%	1.00%
Fixed Rate Annuities | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	$ 454,959	$ 491,715
Fixed Rate Annuities | 1.00% - 1.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.00%	1.00%
Fixed Rate Annuities | 1.00% - 1.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.50%	1.50%
Fixed Rate Annuities | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	$ 655,703	$ 1,063,846
Fixed Rate Annuities | 1.50% - 2.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	1.50%	1.50%
Fixed Rate Annuities | 1.50% - 2.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.00%	2.00%
Fixed Rate Annuities | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	$ 21,909	$ 3,254,587
Fixed Rate Annuities | 2.00% - 2.50% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.00%	2.00%
Fixed Rate Annuities | 2.00% - 2.50% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.50%	2.50%
Fixed Rate Annuities | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	$ 441,459	$ 1,048,346
Fixed Rate Annuities | 2.50% - 3.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	2.50%	2.50%
Fixed Rate Annuities | 2.50% - 3.00% | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	3.00%	3.00%
Fixed Rate Annuities | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	$ 54,466	$ 463,795
Fixed Rate Annuities | Greater than 3.00% | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, guaranteed minimum credit rating	3.00%	3.00%
Fixed Rate Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Other	$ 1,302,336	$ 6,127,014
Fixed Rate Annuities | At guaranteed minimum | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	61	108
Fixed Rate Annuities | At guaranteed minimum | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	55,458	42,216
Fixed Rate Annuities | At guaranteed minimum | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	454,728	491,489
Fixed Rate Annuities | At guaranteed minimum | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	281,694	834,249
Fixed Rate Annuities | At guaranteed minimum | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	21,887	3,254,565
Fixed Rate Annuities | At guaranteed minimum | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	434,042	1,040,592
Fixed Rate Annuities | At guaranteed minimum | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	54,466	463,795
Fixed Rate Annuities | 1 to 50
Policyholder Account Balance [Line Items]
Other	307,960	227,094
Fixed Rate Annuities | 1 to 50 | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 1 to 50 | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	203,523	119,438
Fixed Rate Annuities | 1 to 50 | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	231	226
Fixed Rate Annuities | 1 to 50 | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	96,767	99,654
Fixed Rate Annuities | 1 to 50 | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	22	22
Fixed Rate Annuities | 1 to 50 | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	7,417	7,754
Fixed Rate Annuities | 1 to 50 | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 51 to 150
Policyholder Account Balance [Line Items]
Other	4,277,256	481,002
Fixed Rate Annuities | 51 to 150 | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 51 to 150 | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	4,000,203	351,059
Fixed Rate Annuities | 51 to 150 | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 51 to 150 | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	277,053	129,943
Fixed Rate Annuities | 51 to 150 | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 51 to 150 | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | 51 to 150 | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | Greater than 150 basis points above
Policyholder Account Balance [Line Items]
Other	702,025	24,950
Fixed Rate Annuities | Greater than 150 basis points above | 0.00% - 0.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | Greater than 150 basis points above | 0.50% - 1.00%
Policyholder Account Balance [Line Items]
Other	701,836	24,950
Fixed Rate Annuities | Greater than 150 basis points above | 1.00% - 1.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | Greater than 150 basis points above | 1.50% - 2.00%
Policyholder Account Balance [Line Items]
Other	189	0
Fixed Rate Annuities | Greater than 150 basis points above | 2.00% - 2.50%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | Greater than 150 basis points above | 2.50% - 3.00%
Policyholder Account Balance [Line Items]
Other	0	0
Fixed Rate Annuities | Greater than 150 basis points above | Greater than 3.00%
Policyholder Account Balance [Line Items]
Other	$ 0	$ 0